Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating expenses
Research and development	393	3,198	8,409	33,933
General and administrative	4,830	1,912	7,712	28,412
Total operating expenses	5,223	5,110	16,121	62,345
Operating loss	(5,223)	(5,110)	(16,121)	(62,345)
Other income/(loss)
Interest expense, including warrant issuances and amortization of debt issuance costs	(1,543)	(266)
Loss on stock issuance share consideration	(12,676)
Loss on extinguishment of debt	(13,595)
Transaction costs	(7,429)
Loss on Backstop Forward Purchase Agreement asset	(26,934)
Other	(1)	1
Other income/(loss)	(62,178)	(265)	(1,238)	1
Net loss	$ (67,401)	$ (5,375)	$ (17,359)	$ (62,344)
Weighted-average number of shares outstanding used in computing net loss per share – basic and diluted	24,822,033	23,355,432	23,355,432	23,334,235
Net loss per share – basic and diluted	$ (2.72)	$ (0.23)	$ (0.74)	$ (2.67)